Senior Secured Convertible Note (Tables)	12 Months Ended
Jul. 31, 2021
Senior Secured Convertible Note [Abstract]
Schedule of senior secured convertible note
	July 31, 2021	July 31, 2021
Senior Secured Convertible Note	US$	$
Opening balance, beginning of the year	-	-
Issued at fair value	407,284	491,714
Early conversions	(413)	(497)
Redemptions	(27,500)	(33,525)
Gain on fair value adjustment	(14,524)	(18,100)
Foreign exchange loss	-	15,081
Ending balance, end of the year	364,847	454,673
Unrecognized Day 1 Loss
Opening balance, beginning of the year	-	-
Unrecognized loss at issuance	(79,684)	(96,203)
Recognized loss	7,470	9,229
Ending balance, end of the year	(72,214)	(86,974)
Total balance, end of year, net	292,633	367,699
Current portion	292,633	367,699
Non-current	-	-

Schedule of senior secured convertible note conversions
	Shares Issued	Redemption Amount
		$
Balance, beginning of year	-	-

Issuances:
Initial issuance		478,091

Settlements:
Early conversion option	53,495	(497)
Optional redemption options	4,548,746	(33,525)

Foreign exchange loss	-	14,641
Balance, end of year	-	458,710

Schedule of senior secured convertible note monthly redemption option up to the instrument's maturity date
Fiscal Year	Redemption amount	Redemption amount
	US$	$
2022	253,000	315,289
2023	115,087	143,421
Total	368,087	458,710